Acquisitions and other transactions (Details)									12 Months Ended
	Dec. 23, 2019 CAD ($)	Nov. 22, 2019 CAD ($) a	Sep. 25, 2019 USD ($) item	Jul. 22, 2019 USD ($) a	Feb. 21, 2019 USD ($)	Jan. 31, 2019 USD ($)	Feb. 28, 2018 AUD ($) item	Jan. 19, 2018 USD ($) $ / oz item oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 23, 2019 USD ($)	Feb. 21, 2019 CAD ($)	Feb. 21, 2019 USD ($)	Feb. 20, 2018 USD ($)
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made									$ 114,400,000	$ 261,800,000
Cumulative investment in royalty acquisition venture									376,200,000
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Total cumulative investment									143,800,000
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accounts payable
Acquisitions
Consideration transferred									$ 5,600,000
Amended and restated Cobre Panama Agreement
Acquisitions
Percentage of the project covered by the amended and restated agreement (as a percent)								100.00%
Ownership percentage of the project by First Quantum (as a percent)								90.00%
Ownership percentage of project by KORES (as a percent)								10.00%
Number of distinct precious metals streams | item								2
Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Acquisitions
Amount funded by the company										$ 273,400,000
First Quantum's initial interest percent in original stream (as a percent)								80.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz								418.00
Payment for each ounce of silver (in dollars per ounce) | $ / oz								6.27
The annual inflation factor rate (as a percent)								1.50%
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold | oz								1,341,000
Maximum ounces of silver on which on-going price of spot price is payable | oz								21,500,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered								50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered								50.00%
Deposit funded on a pro-rata basis								33.33%
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Top
Acquisitions
Deposit provided to acquiree								$ 1,000,000,000
Amended and restated Cobre Panama Agreement - Floating Payment Stream
Acquisitions
Amount funded by the company								$ 356,000,000
First Quantum additional interest percent in project acquired from LS-Nikko Copper Inc. (as a percent)								10.00%
KORES interest percent in project (as a percent)								10.00%
Percentage of spot price of gold and silver on which on-going price is paid								20.00%
Maximum ounces of gold on which on-going price of spot price is payable | oz								604,000
Maximum ounces of silver on which on-going price of spot price is payable | oz								9,618,000
Percentage of spot price of gold and silver on which on-going price is paid after maximum ounces have been delivered								50.00%
Bowen Basin Coal Royalties, Australia
Acquisitions
Number of additional exploration tenements | item							33
Cash transferred							$ 4,200,000
Royalty rate per tonne							$ 0.10
U.S. Oil & Gas Royalties - Delaware Texas
Acquisitions
Consideration transferred														$ 101,300,000
Salares Norte Royalty Interest
Acquisitions
Consideration transferred						$ 32,000,000
Percentage of NSR						2.00%
Cash transferred						$ 5,000,000
Option to buy back of NSR (as a percent)						1.00%
Value of option to buy back of NSR						$ 6,000,000
Period to buy back of NSR						24 months
Salares Norte Royalty Interest | Common shares
Acquisitions
Value of common shares issued in acquisition						$ 27,000,000
Number of common shares issued in acquisition (in share)						366,499
Valentine Lake Royalty Interest
Acquisitions
Consideration transferred												$ 18,000,000	$ 13,700,000
Percentage of NSR					2.00%
Option to buy back of NSR (as a percent)												0.50%	0.50%
Value of option to buy back of NSR					$ 7,000,000
Eagle's Nest Royalty Interest - Ontario, Canada
Acquisitions
Acquired gross royalty percent	1.00%
Consideration transferred	$ 5,000,000										$ 3,800,000
Project 81 Royalty Interest And Noble Common Shares [Member]
Acquisitions
Consideration transferred		$ 500,000
Percentage of NSR		2.00%
Number of royalties acquired | a		55,000
Premier Gold Royalty Interests
Acquisitions
Consideration transferred			$ 6,000,000
Number of royalties acquired | item			2
Premier Gold Royalty Interests | Newmont Goldcorp Corporation
Acquisitions
Percentage of NSR			2.00%
Premier Gold Royalty Interests | Nevada Gold Mines L L C
Acquisitions
Percentage of NSR			1.50%
US Oil Gas Royalties Interests Marcellus, Pennsylvania
Acquisitions
Consideration transferred				$ 300,000,000
Percentage of gross production				1.00%
Number of acres allowed as deduction | a				350,000
Value of royalties generated by the acquired assets				$ 9,400,000